BANK LOAN	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
BANK LOAN

13. BANK LOAN

On April 21, 2021, the Company’s subsidiary, Wuxi Jinbang entered into a line of credit agreement of $219,691 (RMB1,400,000) with Jiangsu Changjiang Commercial Bank with an annual interest rate of 8.40%. The Company pays interest monthly, the principal balance is due no more than 72 months, and the credit agreement expires on April 20, 2027. In April 2023, the Company paid off the entire balance of the line of credit. Thus, the Company reclassed the bank loan of $202,981 from long-term loan as of December 31, 2021 to short-term loan as of December 31, 2022.

On September 26, 2023, Wuxi Jinbang drew $140,847 (RMB1,000,000) from the above credit agreement pursuit to the same term above. The Company recorded the amount in long-term loan as of December 31, 2023.

For the years ended December 31, 2023, 2022 and 2021, the Company recorded interest expenses of $7,929, $16,715, and $12,641, respectively.